Other Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	0.63%	0.63%
Top of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate	8.00%	8.00%